Commitments (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Commitments (Details) [Line Items]
Additional units (in Shares)	2,250,000	2,250,000
Underwriting discount percent	2.00%	2.00%
Deferred underwriting discount percent	4.00%	4.00%
Certain expenses incurred	$ 1,035,000	$ 1,035,000
Contingent fee		1,000,000
Obligated to pay		$ 150,000
Accrued services amount	368,663
Cash placement fee percentage		6.00%
Gross proceeds		$ 50,000,000
Percentage of gross proceeds		5.00%
Sale in excess		$ 50,000,000
Percentage of sale in excess		3.00%
Agreed structuring fee		$ 1,000,000
IPO [Member]
Commitments (Details) [Line Items]
IPO gross proceeds	3,450,000	$ 3,450,000
Gross proceeds	$ 8,037,500